Equipment on Operating Leases - Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 1,634,439	¥ 1,466,866
Within 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	736,650	689,284
Between 1 and 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	897,789	777,582
Later than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases